Parent Company Statements - Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Interest and dividends	$ 265,143	$ 262,947	$ 285,735
Expense:
Federal income tax benefit	(28,602)	(25,131)	(25,701)
Net income	84,090	77,227	78,630
Other Comprehensive Income (Loss), Net of Tax	21,811	(17,901)	(8,687)
Parent Company
Income:
Dividends from subsidiaries	60,000	15,000	197,000
Interest and dividends	3,708	8,659	10,027
Other	262	531	232
Total income	63,970	24,190	207,259
Expense:
Other, net	13,807	13,413	11,869
Total expense	13,807	13,413	11,869
Income before federal taxes and equity in undistributed income (losses) of subsidiaries	50,163	10,777	195,390
Federal income tax benefit	4,787	2,826	1,806
Income before equity in undistributed income (losses) of subsidiaries	54,950	13,603	197,196
Equity in undistributed income (losses) of subsidiaries	29,140	63,624	(118,566)
Net income	84,090	77,227	78,630
Other Comprehensive Income (Loss), Net of Tax	21,811	(17,901)	(8,687)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 105,901	$ 59,326	$ 69,943